UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended				4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 09, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
General and administrative expenses		$ 734,122		$ 161,073		$ 12,681	$ 1,103,931	$ 470,287	$ 1,640,492
Administrative expenses - related party		45,000		45,000			90,000	75,000	165,000
Loss from operations		(779,122)		(206,073)		(12,681)	(1,193,931)	(545,287)	(1,805,492)
Other income (expenses):
Change in fair value of derivative warrant liabilities		2,478,400		(2,478,400)			12,082,200	(5,783,400)	3,923,200
Financing cost - derivative warrant liabilities	$ (821,000)							(821,170)	(821,170)
Income from investments held in Trust Account		588,028		6,292			621,817	9,680	23,891
Total other income (expenses)		3,066,428		(2,472,108)			12,704,017	(6,594,890)
Net income (loss)		$ 2,287,306	$ 9,222,780	$ (2,678,181)	$ (4,461,996)	$ (12,681)	$ 11,510,086	$ (7,140,177)	$ 1,320,429
Class A Common Stock
Other income (expenses):
Basic weighted average shares outstanding		41,400,000		41,400,000			41,400,000	31,245,283	36,976,438
Diluted weighted average shares outstanding		41,400,000		41,400,000			41,400,000	31,245,283	36,976,438
Basic net income (loss) per ordinary share		$ 0.04		$ (0.05)			$ 0.22	$ (0.17)	$ 0.03
Diluted net income (loss) per ordinary share		$ 0.04		$ (0.05)			$ 0.22	$ (0.17)	$ 0.03
Class B Common Stock
Other income (expenses):
Basic weighted average shares outstanding		10,350,000		10,350,000		9,000,000	10,350,000	10,018,868	10,205,753
Diluted weighted average shares outstanding		10,350,000		10,350,000		9,000,000	10,350,000	10,018,868	10,350,000
Basic net income (loss) per ordinary share		$ 0.04		$ (0.05)		$ 0.00	$ 0.22	$ (0.17)	$ 0.03
Diluted net income (loss) per ordinary share		$ 0.04		$ (0.05)		$ 0.00	$ 0.22	$ (0.17)	$ 0.03